Document and Entity Information	Apr. 14, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 14, 2016
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Apr. 14, 2016
Document Effective Date	Apr. 14, 2016
Prospectus Date	Oct. 27, 2015
SDIT GOVERNMENT FUND | Class CAA
Prospectus:
Trading Symbol	GFAXX